Templeton Greater
European Fund

--------------------------------------------------------------------------------

Your Fund's Objective:

The Templeton Greater European Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in Greater Europe (Western, Central and Eastern Europe and Russia).

--------------------------------------------------------------------------------

November 16, 1995

Dear Shareholder:

It is a pleasure to bring you the first semi-annual report of the Templeton Greater European Fund covering the period from inception on May 8, 1995, through September 30, 1995. As shown in the Performance Summary on page 4, the Fund produced a total return of -1.20% for Class I shares during these first months of its existence. This is not particularly disturbing, because we search for investments using a long-term, value-oriented approach to finding undervalued stocks, and sometimes the bargain stocks we prefer become a bit cheaper before their value is recognized by the market.

As you know, the Fund's objective is to achieve long-term capital appreciation by investing primarily in the stocks of countries throughout Greater Europe. In seeking to achieve this objective, the Fund will initially invest in the more developed western European countries such as the United Kingdom, France, Germany and Italy. Our strategy also includes taking advantage of the opportunities which exist in the newly emerging markets of Central and Eastern Europe,

--------------------------------------------------------------------------------

Templeton Greater European Fund

Geographic Distribution on 9/30/95
Based on Total Net Assets

                           [PIE GRAPH APPEARS HERE]

Austrian Stocks                      2.6%
Danish Stocks                        2.6%
French Stocks                       11.7%
German Stocks                       12.4%
Greek Stocks                         1.8%
United Kingdom Stocks               12.9%
Short-Term Obligations &
Other Net Assets                    56.0%

including the Czech Republic, Hungary, Poland, and Russia. Finally, we seek out investments in southern European countries such as Greece and Turkey. This regional focus is designed to give the Fund the potential opportunity to find the best bargains available anywhere on the continent for its shareholders.

During the period under review, we took initial positions in six countries, with the largest portions in the U.K., Germany, and France. We look forward to deploying our cash as bargain opportunities present themselves, and we are confident of finding many opportunities as we search among the more than 20 Greater European stock markets.

On September 30, 1995, Europe was still lagging behind the U.S. in its economic recovery, although each country was moving at its own pace. The French economy, which stood out because it was weighed down by its public sector deficit and high unemployment, greatly underperformed the rest of Europe. Not surprisingly, we are actively seeking bargains in this market. In Spain, political scandals and the upcoming elections led to a volatile stock market. Monetary tightening earlier this year raised interest rates and slowed economic growth. However, we believe that interest rates will soon begin decreasing and signs of an expanding economy may become visible within the next six months. The Italian market has also been volatile due to concerns that Italy may not meet the European Monetary Union criteria for inclusion in a single currency in 1999. Growth stabilized in the U.K., with investment being encouraged by strong corporate profits and low, real interest rates.

Eastern European countries have begun to adopt innovative strategies to improve their economic situations. For example, the Czech Republic has kept its exchange rate stable

--------------------------------------------------------------------------------

Templeton Greater European Fund

Top 10 Holdings on 9/30/95
As a Percentage of Total Net Assets

                                                                      % of Total
Company, Industry, Country                                            Net Assets
--------------------------------------------------------------------------------
Lex Service PLC; Business &
Public Services, United Kingdom                                          2.8%
--------------------------------------------------------------------------------
BICC; Electronic Components &
Instruments, United Kingdom                                              2.6%
--------------------------------------------------------------------------------
Dawson International PLC;
Textiles & Apparel, United Kingdom                                       2.6%
--------------------------------------------------------------------------------
Tele Danmark AS, B; Telecommunications,
Denmark                                                                  2.6%
--------------------------------------------------------------------------------
Raine PLC; Construction & Housing,
United Kingdom                                                           2.2%
--------------------------------------------------------------------------------
Total SA, B; Energy Sources, France                                      1.9%
--------------------------------------------------------------------------------
Peugeot SA; Automobiles, France                                          1.9%
--------------------------------------------------------------------------------
Ecco SA; Business & Public Services,
France                                                                   1.9%
--------------------------------------------------------------------------------
Deutsche Bank AG; Banking, Germany                                       1.9%
--------------------------------------------------------------------------------
Meunchener Rueckversicherungs-
Gesellschaft; Insurance, Germany                                         1.8%
--------------------------------------------------------------------------------

For a complete list of portfolio holdings, see page 7 of this report.


relative to a basket of European currencies over the past four years. According to some economists, its currency, on a purchasing power parity basis, is undervalued by some 140% against the U.S. dollar. In fact, the Czech crown has appreciated against the U.S. dollar over last year. Poland and Hungary are both actively privatizing former state-owned companies via new share offerings on their local stock exchanges or through direct sale, mainly to Western firms.

Of course, investments in foreign securities involve special risks, such as market and currency volatility and adverse economic, social and political developments in the countries where the Fund is invested. Developing markets are represented in the Fund's portfolio, and involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets.

We are positive about the outlook for investing in Greater European companies and believe that our disciplined approach to finding undervalued securities in this region should provide our shareholders with significant investment opportunities as trade barriers are brushed aside and the economic integration of Europe continues. Thank you for investing with the Templeton Greater European Fund. We look forward to reporting to you again on our progress in the March 31, 1996 Annual Report.

Sincerely,

/s/ Mark Holowesko

Mark Holowesko, CFA
President
Templeton Global Investment Trust


/s/ Dorian B. Foyil

Dorian B. Foyil
Portfolio Manager
Templeton Greater European Fund

--------------------------------------------------------------------------------

Performance Summary

Templeton Greater European Fund Class I shares provided a total return of -1.20% for the nearly five-month period from May 8, 1995, the Fund's inception date, through September 30, 1995. The Fund's Class II shares provided a total return of -1.40% for the same period. Total return measures the change in value of an investment and does not include initial or contingent deferred sales charges.

As measured by net asset value, the price of the Fund's Class I shares decreased from $10.00 on May 8, 1995, to $9.88 on September 30, 1995, while the price of the Fund's Class II shares decreased from $10.00 to $9.86 during the same period.

During the abbreviated five-month period, no distributions were made to either Class I or Class II shareholders. The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The per share amount of any dividends may differ slightly between Class I and Class II shares as detailed in the Fund's prospectus. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.


--------------------------------------------------------------------------------

Templeton Greater European Fund

Period Ended September 30, 1995


                                                               Since
                                                             Inception
                                                             (5/8/95)
Aggregate Total Return/1/
Class I Shares                                                -6.88%
Class II Shares                                               -3.36%

Cumulative Total Return/2/
Class I Shares                                                -1.20%
Class II Shares                                               -1.40%

1. Aggregate total return represents the change in value of an investment over the period indicated and reflects the current maximum 5.75% initial sales charge for Class I shares and the deduction of the 1.00% initial sales charge and 1.00% contingent deferred sales charge (CDSC) for Class II shares, applicable to shares redeemed within the first 18 months of investment. See note below.

2. Cumulative total return measures the change in value of an investment over the period indicated and does not include the maximum 5.75% initial sales charge for Class I shares, or the 1.00% initial sales charge and 1.00% CDSC for Class II shares, applicable to shares redeemed within the first 18 months of investment. See note below.

Note: Class I and Class II shares are subject to different fees and expenses, which will affect their respective performance. Please see the prospectus for more details regarding Class I and Class II shares.

All total return calculations assume reinvestment of dividend and capital gains distributions when paid. Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.

All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis. The Fund's Investment Manager and Administrative Manager have agreed in advance to reduce their respective fees and to make certain payments to reduce expenses, which increases total return to shareholders. If the Managers had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

--------------------------------------------------------------------------------

Templeton Greater European Fund
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                              CLASS I
                                                         ------------------
                                                            MAY 8, 1995
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                         SEPTEMBER 30, 1995
                                                            (UNAUDITED)
                                                         ------------------
Net asset value, beginning of period                          $ 10.00
                                                              -------
Income from investment operations:
 Net investment income                                            .06
 Net realized and unrealized loss                                (.18)
                                                              -------
Total from investment operations                                 (.12)
                                                              -------
Net asset value, end of period                                $  9.88
                                                              =======
TOTAL RETURN *                                                (1.20)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                               $ 2,946
Ratio of expenses to average net assets                         4.58%**
Ratio of expenses, net of reimbursement, to average net
 assets                                                         1.85%**
Ratio of net investment income to average net assets            3.22%**

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED.
** ANNUALIZED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Greater European Fund
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                              CLASS II
                                                         ------------------
                                                            MAY 8, 1995
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                         SEPTEMBER 30, 1995
                                                            (UNAUDITED)
                                                         ------------------
Net asset value, beginning of period                          $ 10.00
                                                              -------
Income from investment operations:
 Net investment income                                            .08
 Net realized and unrealized loss                                (.22)
                                                              -------
Total from investment operations                                 (.14)
                                                              -------
Net asset value, end of period                                $  9.86
                                                              =======
TOTAL RETURN *                                                (1.40)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                               $ 1,136
Ratio of expenses to average net assets                         5.23%**
Ratio of expenses, net of reimbursement, to average net
 assets                                                         2.50%**
Ratio of net investment income to average net assets            2.77%**

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE DEFERRED CONTINGENT SALES CHARGE. NOT ANNUALIZED.
** ANNUALIZED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Greater European Fund
Investment Portfolio, September 30, 1995 (unaudited)

--------------------------------------------------------------------------------

 INDUSTRY  ISSUE                            COUNTRY SHARES    VALUE
----------------------------------------------------------------------
 COMMON STOCKS: 40.6%
----------------------------------------------------------------------
 Automobiles: 3.6%
           Peugeot SA                         Fr.       560 $   76,555
           Volkswagen AG                     Ger.       222     71,929
                                                            ----------
                                                               148,484
----------------------------------------------------------------------
 Banking: 1.9%
           Deutsche Bank AG                  Ger.     1,589     75,703
----------------------------------------------------------------------
 Building Materials & Components: 1.6%
           Anglian Group PLC                 U.K.    32,500     63,141
----------------------------------------------------------------------
 Business & Public Services: 4.7%
           Ecco SA                            Fr.       440     76,506
           Lex Service PLC                   U.K.    20,700    115,089
                                                            ----------
                                                               191,595
----------------------------------------------------------------------
 Construction & Housing: 3.9%
           European Techniki                  Gr.     7,100     71,396
           Raine PLC                         U.K.   257,900     89,618
                                                            ----------
                                                               161,014
----------------------------------------------------------------------
 Electronic Components & Instruments: 2.6%
           BICC                              U.K.    22,610    107,852
----------------------------------------------------------------------
 Energy Sources: 3.6%
           Societe Elf Aquitane SA            Fr.     1,020     68,849
           Total SA, B                        Fr.     1,280     77,481
                                                            ----------
                                                               146,330
----------------------------------------------------------------------
 Insurance: 1.8%
           Muenchener Rueckversicherungs-
            Gesellschaft                     Ger.        41     74,081
----------------------------------------------------------------------
 Merchandising: 2.9%
           Karstadt AG                       Ger.       165     73,205
           W.H. Smith Group                  U.K.     7,400     43,048
                                                            ----------
                                                               116,253
----------------------------------------------------------------------
 Metals & Mining: 3.6%
           Bohler Uddeholm AG, 144a          Aut.       488     34,873
           Pechiney SA, invt. ctf.            Fr.       634     40,567
           Vallourec                          Fr.     1,600     69,226
                                                            ----------
                                                               144,666
----------------------------------------------------------------------

Templeton Greater European Fund
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

 INDUSTRY  ISSUE                           COUNTRY     SHARES        VALUE
------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
------------------------------------------------------------------------------
 Telecommunications: 4.3%
           Alcatel Cable SA                  Fr.          1,220    $   67,406
           Tele Danmark AS, B               Den.          2,050       105,948
                                                                   ----------
                                                                      173,354
------------------------------------------------------------------------------
 Textiles & Apparel: 2.6%
           Dawson International PLC         U.K.         55,500       107,825
------------------------------------------------------------------------------
 Utilities--Electrical & Gas: 1.7%
           VEBA AG                          Ger.          1,794        71,120
------------------------------------------------------------------------------
 Wholesale & International Trade: 1.8%
           Computer 2000 AG                 Ger.            210        73,698
                                                                   ----------
 TOTAL COMMON STOCKS (cost $1,717,868)                              1,655,116
------------------------------------------------------------------------------
 PREFERRED STOCKS: 3.4%
------------------------------------------------------------------------------
           Baumax AG, pfd.                  Aut.          1,860        72,752
           Krones AG Herman Kronseder
            Maschinen Fabrik, pfd.          Ger.            174        66,970
                                                                   ----------
 TOTAL PREFERRED STOCKS (cost $151,403)                               139,722
------------------------------------------------------------------------------
                                                    PRINCIPAL IN
                                                   LOCAL CURRENCY*
------------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS: 68.1% (cost
  $2,778,817)
------------------------------------------------------------------------------
           U.S. Treasury Bills, 5.16% to
            5.37% with
            maturities to 11/16/95          U.S.      2,791,000     2,779,589
------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 112.1% (cost
  $4,648,088)                                                       4,574,427
 OTHER ASSETS, LESS LIABILITIES: (12.1)%                             (492,312)
                                                                   ----------
 TOTAL NET ASSETS: 100.0%                                          $4,082,115
                                                                   ==========

 * CURRENCY OF COUNTRY INDICATED.



                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Greater European Fund
Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited)

Assets:
 Investments in
  securities, at value
  (identified cost
  $4,648,088)           $4,574,427
 Receivables:
  Fund shares sold          51,722
  Dividends and
   interest                    607
  Expense
   reimbursement            10,520
 Unamortized
  organization costs        59,150
                        ----------
   Total assets          4,696,426
                        ----------
Liabilities:
 Payables:
  Investment
   securities
   purchased               582,002
  Fund shares
   redeemed                  1,012
 Accrued expenses           31,297
                        ----------
   Total liabilities       614,311
                        ----------
Net assets, at value    $4,082,115
                        ==========
Net assets consist of:
 Undistributed net
  investment income     $   27,805
 Net unrealized
  depreciation             (73,661)
 Accumulated net
  realized loss            (18,835)
 Net capital paid in
  on shares of
  beneficial interest    4,146,806
                        ----------
Net assets, at value    $4,082,115
                        ==========
Class I:
 Net asset value per
  share
  ($2,945,590 / 298,127
  shares outstanding)   $     9.88
                        ==========
 Maximum offering
  price
  ($9.88 / 94.25%)      $    10.48
                        ==========
Class II:
 Net asset value per
  share
  ($1,136,525 / 115,311
  shares outstanding)   $     9.86
                        ==========
 Maximum offering
  price
  ($9.86 / 99.00%)      $     9.96
                        ==========


STATEMENT OF OPERATIONS
for the period May 8, 1995 (commencement of operations) to September 30, 1995 (unaudited)

Investment income:
 (net of $520 foreign taxes withheld)
 Dividends                                  $  2,945
 Interest                                     43,868
                                            --------
  Total income                                        $ 46,813
Expenses:
 Management fees (Note 3)                      6,819
 Administrative fees (Note 3)                  1,364
 Distribution fees (Note 3)
  Class I                                      2,016
  Class II                                     3,372
 Transfer agent fees (Note 3)                    625
 Custodian fees                                  500
 Reports to shareholders                      13,250
 Audit fees                                    4,000
 Legal fees (Note 3)                             500
 Registration and filing fees                  4,665
 Trustees' fees and expenses                   1,500
 Amortization of organization costs            5,075
 Other                                           275
                                            --------
  Total expenses                              43,961
 Less expenses reimbursed
  (Note 3)                                   (24,953)
                                            --------
  Total expenses less reimbursement                     19,008
                                                      --------
   Net investment income                                27,805
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments                                     46
  Foreign currency transactions              (18,881)
                                            --------
                                             (18,835)
 Net unrealized depreciation on investments  (73,661)
                                            --------
   Net realized and unrealized loss                    (92,496)
                                                      --------
Net decrease in net assets
 resulting from operations                            $(64,691)
                                                      ========


                      SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Greater European Fund
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            MAY 8, 1995
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                         SEPTEMBER 30, 1995
                                                            (UNAUDITED)
                                                         ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                      $   27,805
  Net realized loss on investment and foreign currency
   transactions                                                 (18,835)
  Net unrealized depreciation                                   (73,661)
                                                             ----------
   Net decrease in net assets resulting from operations         (64,691)
 Fund share transactions (Note 2)
  Class I                                                     2,993,213
  Class II                                                    1,153,593
                                                             ----------
   Net increase in net assets                                 4,082,115
Net assets:
 Beginning of period                                                 --
                                                             ----------
 End of period                                               $4,082,115
                                                             ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Greater European Fund
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES
Templeton Greater European Fund (the Fund) is a separate series of Templeton Global Investment Trust (the Trust), a Delaware business trust, which is an open-end diversified management investment company registered under the Invest-ment Company Act of 1940. The following summarizes the Fund's significant ac-counting policies.

a. Securities Valuations:
Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales prices on the principal ex-change on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

b. Foreign Currency Transactions:
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign curren-cies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customar-ily enters into foreign exchange contracts to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of for-eign currencies, currency gains or losses realized between the trade and set-tlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

c. Income Taxes:
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

d. Unamortized Organization Costs:
Organization costs are being amortized on a straight line basis over five years.

e. Security Transactions, Investment Income, Distributions, and Expenses:
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign secu-rities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Templeton Greater European Fund
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a con-tingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At September 30, 1995, there was an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                            CLASS I                CLASS II
                      ---------------------  --------------------
                         FOR THE PERIOD         FOR THE PERIOD
                          MAY 8, 1995            MAY 8, 1995
                        (COMMENCEMENT OF       (COMMENCEMENT OF
                      OPERATIONS) THROUGH    OPERATIONS) THROUGH
                       SEPTEMBER 30, 1995     SEPTEMBER 30, 1995
                      ---------------------  --------------------
                       SHARES     AMOUNT      SHARES    AMOUNT
                      --------- -----------  --------------------
     Shares sold       318,661  $ 3,199,580   115,311 $ 1,153,593
     Shares redeemed   (20,534)    (206,367)       --          --
                      --------  -----------  -------- -----------
     Net increase      298,127  $ 2,993,213   115,311 $ 1,153,593
                      ========  ===========  ======== ===========

Templeton Global Investors, Inc., the Fund's administrative manager, is the record owner of 49,955 Class I shares and 49,955 Class II shares as of Septem-ber 30, 1995.

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Certain officers of the Fund are also directors or officers of Templeton Galbraith & Hansberger Ltd. (TGH), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TGH equal, on an annual basis, to 0.75% of the Fund's average daily net assets. The Fund pays TGII monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Trust's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of average net assets in excess of $1.2 billion. TGH and TGII have voluntarily agreed to reduce their respective fees to the extent necessary to limit total expenses to an annual rate of 1.85% and 2.50% of average net assets of Class I and II shares, respectively through December 31, 1995. The amount of the reim-bursement for the period ended September 30, 1995 is set forth in the Statement of Operations. For the period ended September 30, 1995, FTD paid net commis-sions of $3,817 from the sale of the Fund's shares and FTIS received fees of $625.

Under the distribution plans for Class I and Class II shares, the Fund reim-burses FTD quarterly for FTD's costs and expenses in connection with any activ-ity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1995, these unreimbursed expenses were $39,055. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charges paid to FTD for the period ended September 30, 1995.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $500 for the period ended September 30, 1995.

Templeton Greater European Fund
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES
Purchases of securities (excluding short-term securities) for the period ended September 30, 1995 aggregated $1,869,270. There were no sales of securities during this period. The cost of securities for federal income tax purposes is the same as that shown in the Statement of Assets and Liabilities. Realized gains and losses are reported on an identified cost basis.

At September 30, 1995, the aggregate gross unrealized appreciation and depreci-ation of portfolio securities based on cost for federal income tax purposes, was as follows:

      Unrealized appreciation      $  6,560
      Unrealized depreciation       (80,221)
                                   --------
      Net unrealized depreciation  $(73,661)
                                   ========

                                     Notes
                                     -----

                                     Notes
                                     -----

 TEMPLETON GREATER
 EUROPEAN FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Account Services
 1-800-354-9191

 Sales Information
 1-800-292-9293

 This report must be
 preceded or accompanied
 by a current prospectus
 of the Templeton
 Greater European Fund,
 which contains more
 complete information
 including charges and
 expenses.
 Like any investment in
 securities, the value
 of the Fund's portfolio
 will be subject to the
 risk of loss from
 market, currency,
 economic, political,
 and other factors, as
 well as investment
 decisions by the
 investment manager
 which will not always
 be profitable or wise.
 The Fund and its
 investors are not
 protected from such
 losses by the
 investment manager.
 Therefore, investors
 who cannot accept this
 risk should not invest
 in shares of the Fund.

 To ensure the highest
 quality of service,
 telephone calls to or
 from our service
 departments may be
 monitored, recorded,
 and accessed. These
 calls can be determined
 by the presence of
 a regular beeping tone.




[LOGO OF RECYCLED PAPER APPEARS HERE]

TL419 S95 11/95

TEMPLETON
GREATER
EUROPEAN
FUND

Semi-Annual Report
September 30, 1995




[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]